Submission	Mar. 03, 2025
Submission [Line Items]
Central Index Key	0000930236
Registrant Name	REDWOOD TRUST INC
Registration File Number	333-285506
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES